UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon                   New York, NY                05/13/03
-----------------------     --------------------------    --------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  146

Form 13F Information Table Value Total: $200,046
                                       (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE
             Column 1                  Column 2       Column 3   Column 4        Column 5      Col 6   Col 7        Column 8
                                                                                                       Other
                                                                 Market     Shares/    Sh/ Put/  Invs  Man-     Voting Authority
          Name of Issuer            Title of Class      CUSIP    Value      Prn Amt.   Prn Call  Disc  agers Sole       Shared  None
                                                                 (x$1,000)
Agnico-Eagle Mines                  COMMON STOCK      008474108        716     54,600  SH        Sole           54,600     0     0
Allegheny Energy Inc                COMMON STOCK      017361106        311     50,000  SH        Sole           50,000     0     0
Alliant Techsystems Inc             COMMON STOCK      018804104      2,160     40,000  SH        Sole           40,000     0     0
Amazon.Com Inc                      COMMON STOCK      023135106      3,564    136,900  SH        Sole          136,900     0     0
American Greetings                  CL A              026375105        262     20,000  SH        Sole           20,000     0     0
Ameritrade Holding Corp             COMMON STOCK      03074K100         74     14,900  SH        Sole           14,900     0     0
Applied Materials Inc               COMMON STOCK      038222105        160     12,700  SH        Sole           12,700     0     0
Arch Coal Inc                       COMMON STOCK      039380100        190     10,000  SH        Sole           10,000     0     0
ARM Holdings Plc                    Sponsored ADR     042068106         61     25,000  SH        Sole           25,000     0     0
Asia Pacific Fund Inc/The           COMMON STOCK      044901106        243     30,000  SH        Sole           30,000     0     0
Autozone Inc                        COMMON STOCK      053332102        941     13,700  SH        Sole           13,700     0     0
Bema Gold Corp                      COMMON STOCK      08135F107        283    250,000  SH        Sole          250,000     0     0
BindView Development Corp           COMMON STOCK      090327107         65     50,000  SH        Sole           50,000     0     0
BJ Services Co                      COMMON STOCK      055482103      2,476     72,000  SH        Sole           72,000     0     0
Black Box Corp Del                  COMMON STOCK      091826107        824     27,800  SH        Sole           27,800     0     0
Cadence Design Systems Inc          COMMON STOCK      127387108        660     66,000  SH        Sole           66,000     0     0
CAE Inc                             COMMON STOCK      124765108      1,007    484,000  SH        Sole          484,000     0     0
Cambior Inc                         COMMON STOCK      13201L103        481    385,000  SH        Sole          385,000     0     0
Cameco Corp                         COMMON STOCK      13321L108        551     20,000  SH        Sole           20,000     0     0
Caminus Corp                        COMMON STOCK      133766105        206     23,200  SH        Sole           23,200     0     0
Capital One Financial Corp          COMMON STOCK      14040H105      1,840     61,300  SH        Sole           61,300     0     0
Carmax Inc                          COMMON STOCK      143130102        433     29,700  SH        Sole           29,700     0     0
Catalytica Energy Systems           COMMON STOCK      148884109         70     27,374  SH        Sole           27,374     0     0
CE Franklin Ltd                     COMMON STOCK      125151100      1,720    747,700  SH        Sole          747,700     0     0
Cellular Technical Services         COMMON STOCK      151167301         23     32,300  SH        Sole           32,300     0     0
Centra Software Inc                 COMMON STOCK      15234X103         25     17,000  SH        Sole           17,000     0     0
Checkfree Corp                      COMMON STOCK      162813109        450     20,000  SH        Sole           20,000     0     0
CIT Group Inc                       COMMON STOCK      125581108      3,121    185,100  SH        Sole          185,100     0     0
Clean Harbors Inc                   COMMON STOCK      184496107      3,865    322,100  SH        Sole          322,100     0     0
CMS Energy Corp                     COMMON STOCK      125896100        382     86,700  SH        Sole           86,700     0     0
Cognizant Technology
  Solutions Corp                    CL A              192446102      4,320     64,176  SH        Sole           64,176     0     0
Concerto Software Inc               COMMON STOCK      20602T106         83     15,000  SH        Sole           15,000     0     0
Concord Camera Corp                 COMMON STOCK      206156101         50     10,000  SH        Sole           10,000     0     0
Consol Energy Inc                   COMMON STOCK      20854P109        165     10,000  SH        Sole           10,000     0     0
Cooper Cameron Corp                 COMMON STOCK      216640102      3,995     80,700  SH        Sole           80,700     0     0
Copytele Inc                        COMMON STOCK      217721109         11     34,600  SH        Sole           34,600     0     0
Cott Corp Que                       COMMON STOCK      22163N106        176     10,000  SH        Sole           10,000     0     0
CSG Systems International           COMMON STOCK      126349109        260     30,000  SH        Sole           30,000     0     0
Dun & Bradstreet Corp Del           COMMON STOCK      26483E100     15,080    394,253  SH        Sole          394,253     0     0
Dade Behring Holdings Inc           COMMON STOCK      23342J206      2,813    150,000  SH        Sole          150,000     0     0
Datawatch Corp                      COMMON STOCK      237917208         44     16,000  SH        Sole           16,000     0     0
Decode Genetics Inc                 COMMON STOCK      243586104        277    149,800  SH        Sole          149,800     0     0
Devon Energy Corp                   COMMON STOCK      25179M103      1,582     32,800  SH        Sole           32,800     0     0
Digital Lightwave Inc               COMMON STOCK      253855100         19     25,000  SH        Sole           25,000     0     0
Edison International                COMMON STOCK      281020107        591     43,200  SH        Sole           43,200     0     0
EL Paso Corp                        COMMON STOCK      28336L109        560     92,600  SH        Sole           92,600     0     0
Eldorado Gold Corp                  COMMON STOCK      284902103        305    231,200  SH        Sole          231,200     0     0
Electronic Data Systems Corp        COMMON STOCK      285661104        493     28,000  SH        Sole           28,000     0     0
EMC Corp/Massachusetts              COMMON STOCK      268648102         72     10,000  SH        Sole           10,000     0     0
Flowserve Corp                      COMMON STOCK      34354P105        271     23,300  SH        Sole           23,300     0     0
Furniture Brands International Inc  COMMON STOCK      360921100        998     51,000  SH        Sole           51,000     0     0
General Electric Co                 COMMON STOCK      369604103      1,627     63,800  SH        Sole           63,800     0     0
Glamis Gold Ltd                     COMMON STOCK      376775102        478     46,400  SH        Sole           46,400     0     0
Gold Fields Ltd                     Sponsored ADR     38059T106        478     45,500  SH        Sole           45,500     0     0
Goldcorp Inc                        COMMON STOCK      380956409        684     64,500  SH        Sole           64,500     0     0
Golden Star Resources Ltd           COMMON STOCK      38119T104        855    475,000  SH        Sole          475,000     0     0
Halliburton Co                      COMMON STOCK      406216101      7,069    341,000  SH        Sole          341,000     0     0
Hanover Compressor Co               COMMON STOCK      410768105        202     31,100  SH        Sole           31,100     0     0
Harmony Gold Mining Co Ltd          Sponsored ADR     413216300      1,652    135,100  SH        Sole          135,100     0     0
Heartland Partners LP               Unit Ltd Parnter  422357103        656     97,200  SH        Sole           97,200     0     0
Household International Inc         COMMON STOCK      441815107        704     24,900  SH        Sole           24,900     0     0
Seabulk Intl Inc.                   COMMON STOCK      81169P101        226     25,000  SH        Sole           25,000     0     0
Iamgold Corp                        COMMON STOCK      450913108        546    125,000  SH        Sole          125,000     0     0
IDT Corp                            COMMON STOCK      448947101        703     46,900  SH        Sole           46,900     0     0
ImClone Systems Inc                 COMMON STOCK      45245W109        232     14,000  SH        Sole           14,000     0     0
India Fund Inc                      COMMON STOCK      454089103      3,339    325,732  SH        Sole          325,732     0     0
India Growth Fund Inc               COMMON STOCK      454090101      1,190    120,300  SH        Sole          120,300     0     0
Integrated Circuit Systems Inc      COMMON STOCK      45811K208        501     23,100  SH        Sole           23,100     0     0
Interwoven Inc                      COMMON STOCK      46114T102         20     10,800  SH        Sole           10,800     0     0
Intrado Inc                         COMMON STOCK      46117A100        192     24,300  SH        Sole           24,300     0     0
Investors Financial Services Corp   COMMON STOCK      461915100        860     35,300  SH        Sole           35,300     0     0
I-Stat Corp                         COMMON STOCK      450312103        129     25,500  SH        Sole           25,500     0     0
ITXC Corp                           COMMON STOCK      45069F109        462    330,000  SH        Sole          330,000     0     0
Jabil Circuit Inc                   COMMON STOCK      466313103        403     23,000  SH        Sole           23,000     0     0
Juniper Networks Inc                COMMON STOCK      48203R104        276     33,800  SH        Sole           33,800     0     0
Kinross Gold Corp                   COMMON STOCK      496902206      2,746    445,819  SH        Sole          445,819     0     0
Kla-Tencor Corp                     COMMON STOCK      482480100        719     20,000  SH        Sole           20,000     0     0
Korea Fund Inc/The                  COMMON STOCK      500634100      3,005    259,300  SH        Sole          259,300     0     0
L-3 Communications Holdings Inc     COMMON STOCK      502424104      1,285     32,000  SH        Sole           32,000     0     0
Lawson Software Inc                 COMMON STOCK      520780107        434     93,500  SH        Sole           93,500     0     0
Lennox International Inc            COMMON STOCK      526107107      1,711    118,800  SH        Sole          118,800     0     0
Lone Star Technologies              COMMON STOCK      542312103      1,573     74,500  SH        Sole           74,500     0     0
Lumenis Ltd                         SHS               m6778q105        326    250,500  SH        Sole          250,500     0     0
Maverick Tube Corp                  COMMON STOCK      577914104        744     40,000  SH        Sole           40,000     0     0
MBIA Inc                            COMMON STOCK      55262C100        784     20,300  SH        Sole           20,300     0     0
McDermott International Inc         COMMON STOCK      580037109      1,305    450,000  SH        Sole          450,000     0     0
Mentor Graphics Corp                COMMON STOCK      587200106        250     28,000  SH        Sole           28,000     0     0
Meridian Gold Inc                   COMMON STOCK      589975101      1,382    146,250  SH        Sole          146,250     0     0
Michael Anthony Jewelers Inc        COMMON STOCK      594060105         37     22,300  SH        Sole           22,300     0     0
Micron Technology Inc               COMMON STOCK      595112103        376     46,200  SH        Sole           46,200     0     0
Microsemi Corp                      COMMON STOCK      595137100        357     32,600  SH        Sole           32,600     0     0
Millennium Cell Inc                 COMMON STOCK      60038B105        160     88,980  SH        Sole           88,980     0     0
Minefinders Corp                    COMMON STOCK      602900102        173     34,000  SH        Sole           34,000     0     0
Mobile Telesystems                  Sponsored ADR     607409109      8,063    196,000  SH        Sole          196,000     0     0
Nabors Industries Ltd               SHS               g6359f103      3,552     89,100  SH        Sole           89,100     0     0
National-Oilwell Inc                COMMON STOCK      637071101      1,308     58,400  SH        Sole           58,400     0     0
Netease.com                         Sponsored ADR     64110W102        776     51,900  SH        Sole           51,900     0     0
Newmont Mining Corp                 COMMON STOCK      651639106      1,266     48,400  SH        Sole           48,400     0     0
North American Scientific Inc       COMMON STOCK      65715D100      1,135    149,700  SH        Sole          149,700     0     0
Openwave Systems Inc                COMMON STOCK      683718100         14     10,000  SH        Sole           10,000     0     0
OPTi Inc                            COMMON STOCK      683960108        444    329,000  SH        Sole          329,000     0     0
Orbital Sciences Corp               COMMON STOCK      685564106        776    150,000  SH        Sole          150,000     0     0
Pacificare Health Systems           COMMON STOCK      695112102        604     25,000  SH        Sole           25,000     0     0
Patterson-UTI Energy Inc            COMMON STOCK      703481101      2,116     65,500  SH        Sole           65,500     0     0
PG&E Corp                           COMMON STOCK      69331C108      1,786    132,800  SH        Sole          132,800     0     0
Placer Dome Inc                     COMMON STOCK      725906101      1,244    126,910  SH        Sole          126,910     0     0
PLATO Learning Inc                  COMMON STOCK      72764Y100        214     47,700  SH        Sole           47,700     0     0
Polaris Industries Inc              COMMON STOCK      731068102      1,606     32,300  SH        Sole           32,300     0     0
Polycom Inc                         COMMON STOCK      73172K104        292     36,200  SH        Sole           36,200     0     0
Precision Drilling Corp             COMMON STOCK      74022D100      4,526    135,000  SH        Sole          135,000     0     0
PRG-Schultz International Inc       COMMON STOCK      69357C107        280     38,800  SH        Sole           38,800     0     0
PrimeWest Energy Trust              TR Unit New       741930309        492     29,500  SH        Sole           29,500     0     0
Quiksilver Inc                      COMMON STOCK      74838C106      1,286     42,000  SH        Sole           42,000     0     0
Randgold Resources Ltd              Sponsored ADR     752344309      1,877    143,700  SH        Sole          143,700     0     0
Ross Stores Inc                     COMMON STOCK      778296103        552     15,300  SH        Sole           15,300     0     0
Rowan Cos Inc                       COMMON STOCK      779382100      1,180     60,000  SH        Sole           60,000     0     0
Royal Gold Inc                      COMMON STOCK      780287108        991     67,400  SH        Sole           67,400     0     0
Smith International Inc             COMMON STOCK      832110100      4,545    129,000  SH        Sole          129,000     0     0
Solectron Corp                      COMMON STOCK      834182107         30     10,000  SH        Sole           10,000     0     0
Stellent Inc                        COMMON STOCK      85856W105         79     18,700  SH        Sole           18,700     0     0
Sunoco Inc                          COMMON STOCK      86764P109        731     20,000  SH        Sole           20,000     0     0
Sycamore Networks Inc               COMMON STOCK      871206108        136     44,500  SH        Sole           44,500     0     0
Symbol Technologies Inc             COMMON STOCK      871508107        258     30,000  SH        Sole           30,000     0     0
Templeton Dragon Fund Inc           COMMON STOCK      88018T101      1,035    115,000  SH        Sole          115,000     0     0
Templeton Russia and Eastern
  European Fund Inc                 COMMON STOCK      88022F105      1,688     82,200  SH        Sole           82,200     0     0
Terra Networks SA                   Sponsored ADR     88100W103        285     60,000  SH        Sole           60,000     0     0
Tesco Corp                          COMMON STOCK      88157K101      4,187    408,150  SH        Sole          408,150     0     0
Texas Genco Holdings Inc            COMMON STOCK      882443104      9,398    540,400  SH        Sole          540,400     0     0
Total System Services Inc           COMMON STOCK      891906109        301     19,200  SH        Sole           19,200     0     0
TransAlta Corp                      COMMON STOCK      89346D107      3,418    318,000  SH        Sole          318,000     0     0
Triad Guaranty Inc                  COMMON STOCK      895925105        393     11,400  SH        Sole           11,400     0     0
Trinity Industries Inc              COMMON STOCK      896522109        386     22,400  SH        Sole           22,400     0     0
Tyson Foods Inc                     CL A              902494103        116     15,000  SH        Sole           15,000     0     0
UnitedGlobalCom Inc                 CL A              913247508        869    284,900  SH        Sole          284,900     0     0
Universal Stainless & Alloy         COMMON STOCK      913837100        100     20,000  SH        Sole           20,000     0     0
Valero Energy Corp                  COMMON STOCK      91913Y100      2,276     55,000  SH        Sole           55,000     0     0
Valueclick Inc                      COMMON STOCK      92046N102      2,017    665,700  SH        Sole          665,700     0     0
Open Jt Stk --
  Vimpel-Communications             Sponsored ADR     68370R109      9,650    279,700  SH        Sole          279,700     0     0
Weatherford International Ltd       COMMON STOCK      g95089101      4,038    106,900  SH        Sole          106,900     0     0
WebMD Corp                          COMMON STOCK      94769M105      1,168    129,500  SH        Sole          129,500     0     0
Westaim Corp                        COMMON STOCK      956909105        944    779,753  SH        Sole          779,753     0     0
Westmoreland Coal Co                COMMON STOCK      960878106      4,187    305,600  SH        Sole          305,600     0     0
Wheaton River Minerals Ltd          COMMON STOCK      962902102      5,824  6,852,100  SH        Sole        6,852,100     0     0
Whirlpool Corp                      COMMON STOCK      963320106      1,319     26,900  SH        Sole           26,900     0     0
Wimm-Bill-Dann Foods OJSC           Sponsored ADR     97263M109      4,056    234,200  SH        Sole          234,200     0     0
WTS/AGNICO-EAGLE MINES LIMITED      W Exp 11/07/200   008474132         56     12,500  SH        Sole           12,500     0     0
                                                      Total:       200,046

03784.0001 #404526